Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Net sales	R$ 11,590,133	R$ 13,295,895	R$ 22,558,549	R$ 24,848,816
Cost of sales	(8,761,465)	(8,608,124)	(16,569,041)	(16,337,291)
Gross profit	2,828,668	4,687,771	5,989,508	8,511,525
Operating Income (Expenses) [Abstract]
Selling expense	(813,147)	(838,250)	(1,565,191)	(1,593,132)
General and administrative expense	(556,623)	(647,466)	(1,239,426)	(1,321,017)
Loss from associates and joint ventures	(5,224)	(172,005)	(25,596)	(189,082)
Other operating income, net	1,334,957	(154,906)	1,404,472	(274,115)
Profit (loss) from operating activities	2,788,631	2,875,144	4,563,767	5,134,179
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(1,705,981)	(1,606,439)	(3,510,912)	(3,246,524)
Finance income	523,754	383,259	1,009,767	822,112
Derivative gains, net	976,349	2,659,346	4,001,948	6,352,505
Foreign exchange gain (loss)	195,458	2,988,799	3,105,213	8,193,085
Profit (loss) before tax	2,778,211	7,300,109	9,169,783	17,255,357
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(113,430)	(243,434)	(25,893)	(310,534)
Adjustments for deferred tax expense	(857,315)	(2,044,722)	(3,024,433)	(5,584,692)
Net income for the period	1,807,466	5,011,953	6,119,457	11,360,131
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	1,800,561	5,004,695	6,105,965	11,345,455
Non-controlling interest	R$ 6,905	R$ 7,258	R$ 13,492	R$ 14,676
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 1.45804	R$ 4.04924	R$ 4.94244	R$ 9.16799
Diluted earnings (loss) per share	R$ 1.45457	R$ 4.03918	R$ 4.93068	R$ 9.14526